Consolidated Statement Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)	$ 3,426	$ 236	$ (2,794)
Other Comprehensive Income (Loss), Net of Tax
Foreign currency translation adjustment	22	(46)	81
Pension and other post-employment benefit plans	(17)	60	13
Other Comprehensive Income (Loss), Net of Tax, Total	5	14	94
[ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterest]	3,431	250	(2,700)
Comprehensive Income Attributable to Noncontrolling Interest	(34)
Comprehensive Income (Loss) Attributable to Common Shareholders	$ 3,397	$ 250	$ (2,700)